Business Combination (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Schedule of net assets	The net assets of USD 32,383,588 were assumed on 20 December 2019 comprised of:
USD
Cash and cash equivalent	33,064,568
Current assets	84,000
Accounts payable	(765,000)
The net assets of USD 32,383,588 were assumed on 20 December 2019 comprised of:
USD
Cash and cash equivalent	33,064,568
Current assets	84,000
Accounts payable	(765,000)